Financial Assets and Liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 29,914,865,000	R$ 28,842,050,000
Financial liabilities	(59,932,201,000)	(53,176,950,000)
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,431,535,000	14,034,381,000
Financial liabilities	(46,735,198,000)	(42,920,308,000)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,103,713,000	2,155,446,000
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,388,007,000	3,669,109,000
Cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320,193,000	69,126,000
Cost [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,886,696,000
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,732,926,000	8,140,700,000
Financial liabilities	(1,076,161,000)	(446,061,000)
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(45,659,037,000)	(42,249,460,000)
Cost [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(224,787,000)
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		69,126,000
Financial liabilities	(30,157,655)	(24,971,099,000)
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		69,126,000
Fair value [member] | Level 1 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(30,157,655,000)	(24,971,099,000)
Fair value [member] | Level 1 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,544,839,000	13,965,255,000
Financial liabilities	(21,290,761,000)	(19,526,428,000)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,103,713,000	2,155,446,000
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,388,007,000	3,669,109,000
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320,193,000
Fair value [member] | Level 2 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,732,926,000	8,140,700,000
Financial liabilities	(1,076,161,000)	(446,061,000)
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(20,214,600,000)	(18,855,850,000)
Fair value [member] | Level 2 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		R$ (224,787,000)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,886,696,000
Financial liabilities
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,886,696,000
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Fair value [member] | Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities